SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss per ordinary share
Net loss attributable to NIP Group Inc.s shareholders		$ (237,510,077)	$ (48,620,764)	$ (57,172,736)
Weighted average number of ordinary shares outstanding-basic	[1],[2]	160,497,641	70,200,374	37,160,593
Weighted average number of ordinary shares outstanding-diluted	[1],[2]	160,497,641	70,200,374	37,160,593
Basic net loss per share attributable to ordinary shareholders		$ (1.48)	$ (0.69)	$ (1.54)
Diluted net loss per share attributable to ordinary shareholders		$ (1.48)	$ (0.69)	$ (1.54)

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization and stock split (Note 19).
[2]	The shares and per share data are presented on a retroactive basis to reflect the stock split (Note 16)